SCHEDULE OF CONVERTIBLE PROMISSORY NOTES (Details) - USD ($)	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Jan. 30, 2020
Debt Disclosure [Abstract]
Principal and default penalty amount		$ 500,000	$ 1,062,764
Less: unamortized debt discount			(83,548)	$ (1,287,473)
Convertible notes payable, net			979,216
Less: current portion of convertible notes payable			(979,216)
Convertible notes payable, net – long-term